Share Capital (Tables)	12 Months Ended
Apr. 30, 2026
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Disclosure of warrant transactions [Table Text Block]
	April 30, 2026		April 30, 2025
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
	#	CAD$	#	CAD$
Warrants outstanding, beginning of the year	233,553	1.48	15,437,163	1.89
Exercised	(233,553)	1.48	(15,040,837)	1.90
Expired	-	-	(162,773)	1.57
Warrants outstanding, end of the year	-	-	233,553	1.48

Stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Disclosure of continuity of stock options [Table Text Block]
	April 30, 2026		April 30, 2025
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	CAD$	#	CAD$
Options outstanding, beginning of the year	18,539,000	1.91	18,803,722	1.66
Issued	4,092,500	2.91	6,050,000	2.24
Cancelled	(29,500)	4.21	(175,000)	1.73
Exercised	(6,277,000)	1.81	(6,139,722)	1.44
Options outstanding, end of the year	16,325,000	2.20	18,539,000	1.91
Options exercisable, end of the year	12,692,000	2.06	14,110,000	1.85

Disclosure of options outstanding and exercisable [Table Text Block]
Expiry date	Exercise price	Adjusted exercise price (1)	Number of Options outstanding	Number of Options exercisable
	$	$	#	#
June 22, 2026	2.31	2.20	1,415,000	1,415,000
July 27, 2026	2.44	2.32	69,500	69,500
September 24, 2026	2.25	2.23	1,165,000	1,165,000
February 1, 2027	2.45	2.43	200,000	200,000
June 2, 2027	1.74	1.72	185,000	185,000
February 10, 2028	1.6	1.59	1,048,000	1,048,000
May 19, 2028	1.6	1.59	2,124,000	2,124,000
November 15, 2028	1.36	1.59	200,000	200,000
February 27, 2029	0.15	0.14	480,000	480,000
June 12, 2029	2.26	2.24	5,526,000	4,320,000
May 1, 2030	2.90	2.90	3,895,500	1,468,500
July 29, 2030	4.33	4.33	17,000	17,000
			16,325,000	12,692,000

Disclosure of fair value assumptions of options granted [Table Text Block]
	April 30, 2026	April 30, 2025
Risk Free Interest Rate	2.70% - 3.03%	3.41%
Expected Dividend Yield	-	-
Expected Volatility	75%	75%
Expected Term in Years	5 years	5 years

Restricted shares units ("RSU") [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Disclosure of number and weighted average exercise prices of RSUs [Table Text Block]
	April 30 2026		April 30, 2025
	Number of RSUs	Weighted average exercise price	Number of RSUs	Weighted average exercise price
	#	CAD$	#	CAD$
RSUs outstanding, beginning of the year	1,360,868	2.06	1,044,073	1.69
Issued	1,642,000	2.51	775,000	2.34
Exercised and converted to shares	(749,080)	1.87	(378,732)	1.69
Cancelled	(104,452)	4.17	(79,473)	1.79
RSUs outstanding, end of the year	2,149,336	2.33	1,360,868	2.06

Disclosure of options outstanding and exercisable [Table Text Block]
Grant date	Exercise price	Number of RSUs outstanding
	CAD$	#
01-Apr-24	1.77	106,000
12-Jun-24	2.26	503,336
01-May-25	2.26	1,445,000
29-Jul-25	4.33	35,000
24-Apr-26	4.60	60,000
		2,149,336